Commitments and Contingencies - Schedule of Consolidated Financial Statements (Details) - USD ($)		Dec. 31, 2025		Dec. 31, 2024
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations commitments		$ 780,537		$ 462,427
Service fee commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments		659,360	[1]	151,320	[2]
Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	[3]	121,177		311,107
Less than 1 year [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations commitments		323,982		315,095
Less than 1 year [Member] | Service fee commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments		247,260	[1]	151,320	[2]
Less than 1 year [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	[3]	76,722		163,775
1-2 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations commitments		456,555		135,045
1-2 years [Member] | Service fee commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments		412,100	[1]		[2]
1-2 years [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	[3]	44,455		135,045
3-5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations commitments				12,287
3-5 years [Member] | Service fee commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments			[1]		[2]
3-5 years [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	[3]			12,287
More than 5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Contractual obligations commitments
More than 5 years [Member] | Service fee commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments			[1]		[2]
More than 5 years [Member] | Operating lease commitments [Member]
Schedule of Consolidated Financial Statements [Line Items]
Operating lease commitments	[3]

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2028.
[2]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.
[3]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.